Credit Facility - Additional Information (Detail) - USD ($)			3 Months Ended	12 Months Ended
	Aug. 03, 2015	Apr. 29, 2011	Aug. 01, 2015	Apr. 30, 2016	May 02, 2015	May 03, 2014
Line of Credit Facility [Line Items]
Line of credit facility, amount outstanding				$ 47,200,000	$ 0
Credit facility, fees expensed on unused portion				2,781,000	4,658,000	$ 4,375,000
Letters of credit, outstanding amount				47,895,000	$ 66,946,000
Amended Credit Agreement
Line of Credit Facility [Line Items]
Credit facility, borrowing capacity		$ 1,000,000,000
Credit facility maturity term, in years		5 years
Credit facility, expiration date			Apr. 29, 2016
Write off of deferred financing fees				460,000
New Credit Facility
Line of Credit Facility [Line Items]
Credit facility, borrowing capacity	$ 700,000,000
Credit facility maturity term, in years	5 years
Unamortized deferred financing fees				$ 3,542,000
Amortization period for deferred financing fees				5 years
Collateral fees				$ 5,701,000
Amortization period for deferred financing fees				5 years
New Credit Facility | London Interbank Offered Rate (LIBOR)
Line of Credit Facility [Line Items]
Debt instrument, percentage points added to reference rate	1.75%
New Credit Facility | Base Rate
Line of Credit Facility [Line Items]
Debt instrument, percentage points added to reference rate	0.75%
New Credit Facility | Maximum
Line of Credit Facility [Line Items]
Option to increase in commitments under credit agreement	$ 250,000,000
New Credit Facility | Maximum | London Interbank Offered Rate (LIBOR)
Line of Credit Facility [Line Items]
Debt instrument, percentage points added to reference rate	2.00%
New Credit Facility | Maximum | Base Rate
Line of Credit Facility [Line Items]
Debt instrument, percentage points added to reference rate	1.00%
New Credit Facility | Minimum | London Interbank Offered Rate (LIBOR)
Line of Credit Facility [Line Items]
Debt instrument, percentage points added to reference rate	1.50%
New Credit Facility | Minimum | Base Rate
Line of Credit Facility [Line Items]
Debt instrument, percentage points added to reference rate	0.50%